Schedule II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II-VALUATION AND QUALIFYING ACCOUNTS

Schedule II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year ended December 31, 2011:
Allowance for doubtful accounts	$286	$180	—	$140	$326

Year ended December 31, 2012:
Allowance for doubtful accounts	326	344	—	165	505